BlackRock Funds II
BlackRock High Yield Bond Portfolio

(the “Fund”)

Supplement dated March 25, 2014

to the Statement of Additional Information dated January 28, 2014

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The first sentence of the section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

James Keenan, CFA, Mitchell S. Garfin, CFA, David Delbos, Derek Schoenhofen, Thomas Musmanno, CFA, Scott MacLellan, CFA, Rick Rieder and Bob Miller are the Funds’ portfolio managers, as noted below, and are jointly and primarily responsible for the day-to-day management of each respective portfolio.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — High Yield Bond Portfolio” is revised as set forth below.

High Yield Bond Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Keenan, CFA	21	22	24	0	7	4
	$9.15 Billion	$11.15 Billion	$6.95 Billion	$0	$1.21 Billion	$594.2 Million
Mitchell Garfin, CFA	14	5	24	0	0	4
	$5.21 Billion	$7.2 Billion	$8.02 Billion	$0	$0	$594.2 Million
David Delbos[1]	2	0	1	0	0	0
	$216.2 Million	$0	$104.3 Million	$0	$0	$0
Derek Schoenhofen	11	8	28	0	1	4
	$3.11 Billion	$8.94 Billion	$7.21 Billion	$0	$427.6 Million	$594.2 Million

1 Information for Mr. Delbos is provided as of March 20, 2014.

The last sentence of the paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Applicable Benchmarks
James Keenan, CFA Mitchell Garfin, CFA David Delbos Derek Schoenhofen	A combination of market-based indices (e.g., The Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.
Thomas Musmanno, CFA Scott MacLellan, CFA	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Rick Rieder Bob Miller	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Messrs. Delbos, Keenan, Miller, Musmanno and Rieder have unvested long-term incentive awards.

The subsection entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Portfolio Manager Beneficial Holdings” as it relates solely to the Fund is revised as set forth below.

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
James Keenan, CFA	High Yield Bond Portfolio	Over $1 Million
Mitchell Garfin, CFA	High Yield Bond Portfolio	$50,001-$100,000
David Delbos[1]	High Yield Bond Portfolio	None
Derek Schoenhofen	High Yield Bond Portfolio	$50,001-$100,000

1 Information for Mr. Delbos is provided as of March 20, 2014.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Delbos, Keenan, Schoenhofen, MacLellan, Musmanno and Rieder may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos, Keenan, Schoenhofen, MacLellan, Musmanno and Rieder may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-BRFIIH-0314SUP